Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Basis of consolidation
(a) Basis of consolidation
Subsidiaries are entities controlled by the Group. The Group controls an entity when it is exposed to, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity.
A subsidiary is consolidated from the date on which control is transferred to the Group and is no longer consolidated from the date that control ceases. The Group accounts for business combinations (except for business combination under common control) using the acquisition method when the acquired set of activities and assets meets the definition of a business and control is transferred to the Group. In determining whether a set of activities and assets is a business, the Group assesses whether the set of assets and activities acquired includes, at a minimum, an input and substantive process and whether the acquired set has the ability to produce outputs. The Group has an option to apply a ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. The consideration transferred for the acquisition of a subsidiary is the fair values of the assets transferred, the liabilities incurred and the equity interests issued by the Group. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Acquisition-related costs are expensed as incurred. Identifiable assets acquired and liabilities assumed in a business combination are measured initially at their fair values at the acquisition date. Contingent liabilities assumed in a business combination are recognized in the acquisition accounting if they are present obligations and their fair value can be measured reliably. On an acquisition-by-acquisition
basis, the Group recognizes any
non-controlling
interests in the acquiree either at fair value or at the
non-controlling
interests’ proportionate share of the acquiree’s net assets.
The excess of the consideration transferred, the amount of any non-controlling
interests in the acquiree and the acquisition-date fair value of any previous equity interest in the acquiree over the fair value of the identifiable net assets is recorded as goodwill. If this is less than the fair value of the net assets of the subsidiary acquired in the case of a bargain purchase, the difference is recognized directly in the consolidated statement of comprehensive income.
An acquisition of a business which is a business combination under common control is accounted for in a manner similar to a uniting of interests whereby the assets and liabilities acquired are accounted for at carryover predecessor values to the other party to the business combination with all periods presented as if the operations of the Group and the business acquired have always been combined. The difference between the consideration paid by the Group and the net assets or liabilities of the business acquired is adjusted against equity.
Intercompany transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment. Where necessary, accounting policies of subsidiaries have been changed to ensure consistency with the policies adopted by the Group.
For purpose of the presentation of the Company’s statement of financial position, investments in subsidiaries are accounted for at cost less impairment.
A listing of the Group’s principal subsidiaries is set out in Note 18.

Investments in associates
(b) Investments in associates
Associates are entities over which the Group has significant influence but not control, generally accompanying a shareholding of between 20% and 50% of the voting rights. Investments in associates are accounted for by the equity method of accounting in the consolidated financial statements of the Group and are initially recognized at cost.
Under this method of accounting, the Group’s share of the post-acquisition profits or losses of associates is recognized in profit or loss and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income. The cumulative post-acquisition movements are adjusted against the carrying amounts of the investments. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred obligations or made payments on behalf of the associate.
Unrealized gains on transactions between the Group and its associates are eliminated to the extent of the Group’s interest in the associates; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. The Group’s investment in associates includes goodwill identified on acquisition, net of any accumulated impairment loss and is tested for impairment as part of the overall balance. Goodwill represents the excess of the cost of an acquisition over the fair value of the Group’s share of the fair value of net identifiable assets of the acquired associate at the date of acquisition. Accounting policies of associates have been changed where necessary to ensure consistency with the policies adopted by the Group. The gain or loss resulting from a downstream transaction involving assets that constitute a business, as defined in IFRS 3, between the Group and its associate or joint veture is recognized in full in the consolidated financial statement.
A listing of the Group’s principal associates is shown in Note 16.

Investments in joint ventures
(c) Investments in joint ventures
Joint ventures are arrangements in which the Group with one or more parties have joint control, whereby the Group has rights to the net assets of the arrangements, rather than rights to their assets and obligations for their liabilities. The Group’s interests in joint ventures are accounted for by the equity method of accounting (Note 3(b)) in the consolidated financial statements.
A listing of the Group’s principal joint ventures is shown in Note 16.

Transactions with non-controlling interests
(d) Transactions with
non-controlling
interests
Transactions with
non-controlling
interests are treated as transactions with owners in their capacity as owners of the Group. Gains and losses resulting from disposals to non-controlling
interests are recorded in equity. The differences between any consideration paid and the relevant share of the carrying value of net assets of the subsidiary acquired resulting from the purchase of non-controlling
interests, are recorded in equity.
When the Group ceases to have control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. The fair value is the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the Group had directly disposed of the related assets or liabilities. The amounts previously recognized in other comprehensive income are reclassified to profit or loss.
If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income are reclassified to profit or loss where appropriate.

Foreign currencies
(e) Foreign currencies
Items included in the financial statements of each entity in the Group are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). Most assets and operations of the Group are located in the PRC (Note 38), and the functional currency of the Company and most of the consolidated subsidiaries is the Renminbi (“RMB”). The consolidated financial statements are presented in the presentation currency of RMB.
Foreign currency transactions of the Group are accounted for at the exchange rates prevailing at the respective dates of the transactions; monetary assets and liabilities denominated in foreign currencies are translated at exchange rates at the date of the statement of financial position; gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities are recognized in profit or loss.
For the Group entities that have a functional currency different from the Group’s presentation currency, assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position. Income and expenses for each statement of comprehensive income presented are translated at the average exchange rates for each period and the resulting exchange differences are recognized in other comprehensive income.

Discontinued operation
(f) Discontinued operation
A discontinued operation is a component of the Group’s business, the operation and cash flows of which can be clearly distinguished from the rest of the Group and which:

•	represents a separate major line of business of geographic area of operations;

•	is part of a single co-ordinated plan to dispose of a separate major line of business or geographic area of operations; or

•	is a subsidiary acquired exclusively with a view to resale.
Classification as a discontinued operation occurs at the earlier of disposal or when the operation meets the criteria to be classified as held-for-sale.
When an operation is classified as a discontinued operation, the comprehensive statement of profit or loss and other comprehensive income (“OCI”) is re-presented
as if the operation had been discontinued from the start of the comparative year.

Property, plant and equipment
(g) Property, plant and equipment
Property, plant and equipment, including oil and gas properties (Note 3(h)), are initially recorded in the consolidated statement of financial position at cost if it is probable that they will generate future economic benefits. Cost represents the purchase price of the asset and other costs incurred to bring the asset into intended use. Subsequent to their initial recognition, property, plant and equipment are carried at cost less accumulated depreciation, depletion and amortization (including any impairment).
Depreciation, to write off the cost of each asset, other than oil and gas properties (Note 3(h)), to their residual values over their estimated useful lives is calculated using the straight-line method.
The Group uses the following estimated useful lives, estimated residual value ratios and annual depreciation rates for depreciation purposes:

	Estimated useful lives	Estimated residual value ratio %	Annual depreciation rate %
Buildings	8 to 40 years	5	2.4 to 11.9
Equipment and Machinery	4 to 30 years	3 to 5	3.2 to 24.3
Motor Vehicles	4 to 14 years	5	6.8 to 23.8
Other	5 to 12 years	5	7.9 to 19.0

No depreciation is provided on construction in progress until the assets are completed and ready for use.
The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each reporting period.
Property, plant and equipment, including oil and gas properties (Note 3(h)) and right-of-use
assets (Note 3(m)), are reviewed for possible impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the carrying amount of a cash-generating unit exceeds the higher of its fair value less costs to sell and its value in use. Value in use is the estimated net present value of future cash flows to be derived from the cash-generating unit.
Gains and losses on disposals of property, plant and equipment are determined by reference to their carrying amounts and are recorded in profit or loss.
Interest and other costs on borrowings to finance the construction of property, plant and equipment, including oil and gas properties (Note 3(h)), are capitalized during the period of time that is required to complete and prepare the asset for its intended use. Costs for repairs and maintenance activities are expensed as incurred except for costs of components that result in improvements or betterments which are capitalized as part of property, plant and equipment and depreciated over their useful lives.

Oil and gas properties
(h) Oil and gas properties
The successful efforts method of accounting is used for oil and gas exploration and production activities. Under this method, all costs for development wells, support equipment and facilities, and proved mineral interests in oil and gas properties are capitalized. Geological and geophysical costs are expensed when incurred. Costs of exploratory wells are capitalized pending determination of whether the wells find proved oil and gas reserves. Proved oil and gas reserves are the estimated quantities of crude oil and natural gas, which, by analysis of geoscience and engineering data, can be estimated with reasonable certainty to be economically producible from a given date forward, from known reservoirs, and under existing economic conditions, operating methods, and government regulation before the time at which contracts providing the right to operate expire, unless evidence indicates that renewal is reasonably certain, regardless of whether the estimate is a deterministic estimate or probabilistic estimate. Existing economic conditions include prices and costs at which economic producibility from a reservoir is to be determined. The price shall be the average price during the
12-month
period before the ending date of the period covered by the proved oil and gas reserve report, determined as an unweighted arithmetic average of the first-day-of-the-month
price for each month within such period unless prices are defined by contractual arrangements, excluding escalations based upon future conditions. The costs shall be that prevailing at the end of the period.
Exploratory wells in areas not requiring major capital expenditures are evaluated for economic viability within one year of completion of drilling. The related well costs are expensed as dry holes if it is determined that such economic viability is not attained. Otherwise, the related well costs are reclassified to oil and gas properties and are subject to impairment review (Note 3(g)). For exploratory wells that are found to have economically viable reserves in areas where major capital expenditure will be required before production can commence, the related well costs remain capitalized only if additional drilling is underway or firmly planned. Otherwise the related well costs are expensed as dry holes. The Group does not have any significant costs of unproved properties capitalized in oil and gas properties.
The Ministry of Natural Resources in China issues production licenses to applicants on the basis of the reserve reports approved by relevant authorities.

The cost of oil and gas properties is amortized at the field level based on the units of production method. Units of production rates are based on oil and gas reserves estimated to be recoverable from existing facilities based on the current terms of the Group’s production licenses.

Intangible assets and goodwill
(i) Intangible assets and goodwill
Expenditures on acquired patents, trademarks, technical
know-how
and licenses are capitalized at historical cost and amortized using the straight-line method over their estimated useful lives. Intangible assets are not subsequently revalued. The carrying amount of each intangible asset is reviewed and adjusted for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized whenever the carrying amount of an intangible asset exceeds its recoverable amount and is recognized in profit or loss. The recoverable amount is measured as the higher of fair value less costs to sell and value in use. Value in use is the estimated net present value of future cash flows to be derived from the asset.
Goodwill arises on the acquisition of subsidiaries and represents the excess of the consideration transferred over the net fair value of identifiable assets, liabilities and contingent liabilities of the acquiree and the amount of any non-controlling
interests in the acquiree.
Goodwill impairment reviews are undertaken annually or more frequently if events or changes in circumstances indicate a potential impairment. An impairment loss is recognized if the carrying amount of the cash-generating unit containing goodwill exceeds its recoverable amount. Impairment losses are allocated first to reduce the carrying amount of any goodwill allocated to the cash-generating unit, and then to reduce the carrying amounts of the other assets in the cash-generating unit on a pro rata basis. Any impairment is recognized immediately as an expense and is not subsequently reversed.

Assets held for sale
(j) Assets held for sale
Non-current
assets, or disposal groups comprising assets and liabilities, are classified as held-for-sale
if it is highly probable that they will be recovered primarily through sale rather than through continuing use.
Such assets, or disposal groups, are generally measured at the lower of their carrying amount and fair value less costs to sell. Any impairment loss on a disposal group is allocated first to goodwill, and then to the remaining assets and liabilities on a pro rata basis, except that no loss is allocated to inventories, financial assets, deferred tax assets, employee benefit assets, investment property or biological assets, which continue to be measured in accordance with the Group’s other accounting policies. Impairment losses on initial classification as held-for-sale
and subsequent gains and losses on remeasurement are recognized in profit or loss.
Once classified as
held-for-sale,
intangible assets and property, plant and equipment are no longer amortized or depreciated, and any equity-accounted investee is no longer equity accounted.

Financial instruments
(k) Financial instruments
(a) Recognition and initial measurement
Accounts receivable and debt securities issued are initially recognized when they are originated. All other financial assets and financial liabilities are initially recognized when the Group becomes a party to the contractual provisions of the instrument.

A financial asset (unless it is an accounts receivable without a significant financing component) or financial liability is initially measured at fair value plus, for an item not at Fair value through profit or loss (“FVTPL”), transaction costs that are directly attributable to its acquisition or issue. An accounts receivable without a significant financing component is initially measured at the transaction price.
(b) Classification and subsequent measurement

On initial recognition, a financial asset is classified as measured at: amortized cost; Fair value through other comprehensive income (“FVOCI”) – debt investment; FVOCI – equity investment; or FVTPL.
Financial assets are not reclassified subsequent to their initial recognition unless the Group changes its business model for managing financial assets, in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cashflows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as at FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
On initial recognition of an equity investment that is not held for trading, the Group may irrevocably elect to present subsequent changes in the investment’s fair value in OCI. This election is made on an investment-by-investment basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets.
The Group makes an assessment of the objective of the business model in which a financial asset is held at a portfolio level because this best reflects the way the business is managed and information is provided to management.
For the purposes of this assessment whether contractual cash flows are solely payments of principal and interest, “principal” is defined as the fair value of the financial asset on initial recognition. “Interest” is defined as consideration for the time value of money and for the credit risk associated with the principal amount outstanding during a particular period of time and for other basic lending risks and costs (e.g. liquidity risk and administrative costs), as well as a profit margin.

In assessing whether the contractual cash flows are solely payments of principal and interest, the Group considers the contractual terms of the instrument. This includes assessing whether the financial asset contains a contractual term that could change the timing or amount of contractual cash flows such that it would not meet this condition.
Detailed accounting policies for subsequent measurement of financial assets are set out below:

Financial assets at FVTPL	These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in profit or loss.

Financial assets at amortized cost	These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in profit or loss. Any gain or loss on derecognition is recognized in profit or loss.

Debt investments at FVOCI	These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in profit or loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to profit or loss.

Equity investments at FVOCI	These assets are subsequently measured at fair value. Dividends are recognized as income in profit or loss unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to profit or loss.
(c) Derecognition
Financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Group neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset.
The Group enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position, but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities
The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value.
On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in profit or loss.
(d) Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Group currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

Impairment for financial assets
(l) Impairment for financial assets

The Group recognizes loss allowances for expected credit losses (“ECLs”) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVOCI; and

•	contract assets.
The Group measures loss allowances at an amount equal to lifetime ECLs, except for the financial assets for which credit risk (i.e. the risk of default occurring over the expected life of the financial instrument) has not increased significantly since initial recognition, which are measured as
12-month
ECLs. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECLs, the Group considers reasonable and supportable information that is relevant and available without undue cost or effort.
Loss allowances for accounts receivable are always measured at an amount equal to lifetime ECLs. The maximum period considered when estimating ECLs is the maximum contractual period over which the Group is exposed to credit risk.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the Group in accordance with the contract and the cash flows that the Group expects to receive). ECLs are discounted at the effective interest rate of the financial asset.
At each reporting date, the Group assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets. Impairment losses on trade and other receivables are presented under ‘Selling, general and administrative expenses’, similar to the presentation under IAS 39.
The gross carrying amount of a financial asset is written off when the Group has no reasonable expectations of recovering a financial asset in its entirety or a portion thereof. For customers, the Group individually makes an assessment with respect to the timing and amount of write-off
based on whether there is a reasonable expectation of recovery. The Group expects no significant recovery from the amount written off. However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Group’s procedures for recovery of amounts due.

Leases
(m) Leases
The Group has applied IFRS 16“Lease” (“IFRS 16”) using the modified retrospective approach and therefore the comparative information has not been restated and continues to be reported under IAS 17“Lease” (“IAS 17”) and IFRIC 4“Determining Whether an Arrangement Contains a Lease” (“IFRIC 4”). The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately.
(a) As a lessee
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone prices.
The Group recognizes a
right-of-use
asset and a lease liability at the lease commencement date. The right-of-use
asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The
right-of-use
asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term, unless the lease transfers ownership of the underlying asset to the Group by the end of the lease term or the cost of the right-of-use
asset reflects that the Group will exercise a purchase option. In that case the right-of-use
asset will be depreciated over the useful life of the underlying asset, which is determined on the same basis as those of property and equipment. In addition, the right-of-use
asset is periodically reduced by impairment losses, if any, and adjusted for certain remeasurements of the lease liability.
The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Group’s incremental borrowing rate. Generally, the Group uses its incremental borrowing rate as the discount rate.
Lease payments included in the measurement of the lease liability comprise the following:

•	fixed payments, including in-substance fixed payments;

•	variable lease payments that depend on an index or a rate, initially measured using the index or rate as at the commencement date;

•	amounts expected to be payable under a residual value guarantee; and

•
the exercise price under a purchase option that the Group is reasonably certain to exercise, lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option, and penalties for early termination of a lease unless the Group is reasonably certain not to terminate early.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Group’s estimate of the amount expected to be payable under a residual value guarantee, if the Group changes its assessment of whether it will exercise a purchase, extension or termination option or if there is a revised in-substance
fixed lease payment.
When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use
asset, or is recorded in profit or loss if the carrying amount of the right-of-use
asset has been reduced to zero.
The Group present
right-of-use
assets and lease liabilities separately in the statement of financial position.
The Group has elected not to recognize
right-of-use
assets and lease liabilities for leases of
low-value
assets and short-term leases. The Group recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Payments made to the Ministry of Natural Resources to secure land use rights (excluding mineral properties) are treated as leases.
(b) As a lessor
At inception or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices.
When the Group acts as a lessor, it determines at lease inception whether each lease is a finance lease or an operating lease.
To classify each lease, the Group makes an overall assessment of whether the lease transfers substantially all of the risks and rewards incidental to ownership of the underlying asset. If this is the case, then the lease is a finance lease; if not, then it is an operating lease. As part of this assessment, the Group considers certain indicators such as whether the lease is for the major part of the economic life of the asset. There are no significant finance lease for the Group.
If an arrangement contains lease and
non-lease
components, then the Group applies IFRS 15 to allocate the consideration in the contract.
The Group recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as part of “other revenue”.
Generally, the accounting policies applicable to the Group as a lessor in the comparative period were not different from IFRS 16 except for the classification of the sub-lease
entered into during current reporting period that resulted in a finance lease classification.
Policy applicable before January 1, 2019
Leases of property, plant and equipment where the Group assumes substantially all the benefits and risks of ownership are classified as finance leases. The Group has no significant finance leases.
Leases of assets under which a significant portion of the risks and benefits of ownership are effectively retained by the lessors are classified as operating leases. Payments made under operating leases (net of any incentives received from the lessors) are expensed on a straight-line basis over the lease terms. Payments made to the Ministry of Natural Resources to secure land use rights (excluding mineral properties) are treated as operating leases. Land use rights are generally obtained through advance lump-sum
payments and the terms of use range up to 50 years.

Inventories
(n) Inventories
Inventories include oil products, chemical products and materials and supplies which are stated at the lower of cost and net realizable value. Cost is primarily determined by the weighted average cost method. The cost of finished goods comprises raw materials, direct labor, other direct costs and related production overheads, but excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business, less the cost of completion and directly attributable marketing and distribution costs.

Contract costs
(o) Contract costs
Contract costs are either the incremental costs of obtaining a contract with a customer or the costs to fulfil a contract with a customer which are not capitalized as inventory (Note 3(n)), property, plant and equipment (Note 3(g)), oil and gas properties (Note 3(h)) or intangible assets (Note 3(i)).
Incremental costs of obtaining a contract are those costs that the Group incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained. Incremental costs of obtaining a contract are capitalized when incurred if the costs relate to revenue which will be recognized in a future reporting period and the costs are expected to be recovered, unless the expected amortization period is one year or less from the date of initial recognition of the asset, in which case the costs are expensed when incurred. Other costs of obtaining a contract are expensed when incurred.
Costs to fulfil a contract are capitalized if the costs relate directly to an existing contract or to a specifically identifiable anticipated contract; generate or enhance resources that will be used to provide goods or services in the future; and are expected to be recovered.
Capitalized contract costs are stated at cost less accumulated amortization and impairment losses. Impairment losses are recognized to the extent that the carrying amount of the contract cost asset exceeds the net of (i) remaining amount of consideration that the Group expects to receive in exchange for the goods or services to which the asset relates, less (ii) any costs that relate directly to providing those goods or services that have not yet been recognized as expenses.
Amortization of capitalized contract costs is charged to profit or loss when the revenue to which the asset relates is recognized.

Contract assets and contract liabilities
(p) Contract assets and contract liabilities
A contract asset is recognized when the Group recognizes revenue before being unconditionally entitled to the consideration under the payment terms set out in the contract. Contract assets are assessed for ECLs in accordance with the policy set out in Note 3(l) and are reclassified to receivables when the right to the consideration has become unconditional (Note 3(q)).
A contract liability is recognized when the customer pays consideration before the Group recognizes the related revenue. A contract liability would also be recognized if the Group has an unconditional right to receive consideration before the Group recognizes the related revenue. In such cases, a corresponding receivable would also be recognized (Note 3(q)).
When the contract includes a significant financing component, the contract balance includes interest accrued under the effective interest method (Note 3(v)).

Accounts receivable
(q) Accounts receivable
Accounts receivable are recognized when the Group has an unconditional right to receive consideration. A right to receive consideration is unconditional if only the passage of time is required before payment of that consideration is due (Note 3(p)).
Receivables are stated at amortized cost using the effective interest method less allowance for credit losses (Note 3(l)).

Cash and cash equivalents
(r) Cash and cash equivalents
Cash and cash equivalents comprise cash in hand, deposits held with banks and highly liquid investments with original maturities of three months or less from the time of purchase.

Accounts payable
(s) Accounts payable
Accounts payable are recognized initially at fair value and subsequently measured at amortized cost unless the effect of discounting would be immaterial, in which case they are stated at cost.

Borrowings
(t) Borrowings
Borrowings are recognized initially at fair value, net of transaction costs incurred. In subsequent periods, borrowings are stated at amortized cost using the effective interest method.
General and specific borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
All other borrowing costs are recognized in profit or loss in the period in which they are incurred.
Borrowings are classified as current liabilities unless the Group has unconditional rights to defer settlements of the liabilities for at least 12 months after the reporting period.

Share capital
(u) Share capital
Incremental costs directly attributable to the issue of ordinary shares are recognized as a deduction from equity. Income tax relating to transaction costs of an equity transaction is accounted for in accordance with IAS 12 “Income Taxes”.

Interest income and interest expense
(v) Interest income and interest expense
Interest income or expense is recognized using the effective interest method.
The “effective interest rate” is the rate that exactly discounts estimated future cash payments or receipts through the expected life of the financial instrument to:

•	the gross carrying amount of the financial asset; or

•	the amortized cost of the financial liability.

In calculating interest income and expense, the effective interest rate is applied to the gross carrying amount of the asset (when the asset is not credit-impaired) or to the amortized cost of the liability. However, for financial assets that have become credit-impaired subsequent to initial recognition, interest income is calculated by applying the effective interest rate to the amortized cost of the financial asset. If the asset is no longer credit-impaired, then the calculation of interest income reverts to the gross basis.

Taxation
(w) Taxation
Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
The Group has determined that interest and penalties related to income taxes, including uncertain tax treatments, do not meet the definition of income taxes, and therefore accounted for them under IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”.
(a) Current tax
Current tax comprises the expected tax payable or receivable on the taxable income or loss for the year and any adjustment to the tax payable or receivable in respect of previous years. The amount of current tax payable or receivable is the best estimate of the tax amount expected to be paid or received that reflects uncertainty related to income taxes, if any. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any tax arising from dividends.
Current tax assets and liabilities are offset only if certain criteria are met.
(b) Deferred tax
Deferred tax is provided in full, using the liability method, for temporary differences arising between the tax bases of assets and liabilities and their carrying values in the financial statements. However, deferred tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax is determined using tax rates that have been enacted or substantively enacted by the date of the statement of financial position and are expected to apply to the period when the related deferred tax asset is realized or deferred tax liability is settled, and reflects uncertainty related to income taxes, if any.
The principal temporary differences arise from depreciation on oil and gas properties and equipment and provision for impairment of receivables, inventories, investments and property, plant and equipment. Deferred tax assets relating to the carry forward of unused tax losses and deductible temporary differences are recognized to the extent that it is probable that future taxable income will be available against which they can be used.
(c) Taxes other than income tax
The Group also incurs various other taxes and levies that are not income taxes. “Taxes other than income taxes”, which form part of operating expenses, primarily comprise consumption tax (Note 9), resource tax (Note 9), crude oil special gain levy (Note 9), urban construction tax and education surcharges.

Revenue recognition
(x) Revenue recognition
Income is classified by the Group as revenue when it arises from the sale of goods, the provision of services in the ordinary course of the Group’s business.

Revenue is recognized when control over a product or service is transferred to the customer at the amount of promised consideration to which the Group is expected to be entitled, excluding those amounts collected on behalf of third parties. Revenue excludes value added tax or other sales taxes and is after deduction of any trade discounts.
Where the contract contains a financing component more than 12 months, interest income is accrued or interest expense is accrued separately under the effective interest method. The Group does not adjust the consideration for any effects of a significant financing component if the period of financing is 12 months or less.

Provisions
(y) Provisions
Provisions are recognized when the Group has present legal or constructive obligations as a result of past events, it is probable that an outflow of resources will be required to settle the obligations, and reliable estimates of the amounts can be made.
Provision for future decommissioning and restoration is recognized in full on the installation of oil and gas properties. The amount recognized is the present value of the estimated future expenditure determined in accordance with local conditions and requirements. A corresponding addition to the related oil and gas properties of an amount equivalent to the provision is also created. This is subsequently depreciated as part of the costs of the oil and gas properties. Any change in the present value of the estimated expenditure other than due to passage of time which is regarded as interest expense, is reflected as an adjustment to the provision and oil and gas properties. Due to technological progress, legal requirements or changes in the market environment, changes in the provisions caused by changes in the amount of expenditure, estimated time of retirement obligations, discount rate, etc., may occur in fulfilling the retirement obligation. For an increase in provisions, the cost of oil and gas properties will be increased accordingly; for a decrease in provisions, the cost of oil and gas properties will be deducted within the limit of the carrying amount of assets related to decommissioning expenses. If a decrease in the provision exceeds the carrying amount of the oil and gas properties recognized corresponding to the provision, the excess shall be recognized immediately in profit or loss.
Provision for onerous contracts is measured at the present value of the lower of the expected cost of terminating the contract and the expected net cost of continuing with the contract. Before a provision is established, the Group recognizes any impairment loss on the assets associated with that contract.

Research and development
(z) Research and development
Research expenditure incurred is recognized as an expense. Costs incurred on development projects are recognized as intangible assets to the extent that such expenditure is expected to generate future economic benefits.

Retirement benefit plans
(aa) Retirement benefit plans
The Group contributes to various employee retirement benefit plans organized by PRC municipal and provincial governments under which it is required to make monthly contributions to these plans at prescribed rates for its employees in China. The relevant PRC municipal and provincial governments undertake to assume the retirement benefit obligations of existing and future retired employees of the Group in China. The Group has similar retirement benefit plans for its employees in its overseas operations. Contributions to these PRC and overseas plans (“defined contribution plan”) are charged to expense as incurred. In addition, the Group joined the corporate annuity plan approved by relevant PRC authorities. Contribution to the annuity plan is charged to expense as incurred. The Group currently has no additional material obligations outstanding for the payment of retirement and other post-retirement benefits of employees in the PRC or overseas other than what described above.

Related parties
(ab) Related parties

(a)	A person, or a close member of that person’s family, is related to the Group if that person:

(i)	has control or joint control over the Group;

(ii)	has significant influence over the Group; or

(iii)	is a member of the key management personnel of the Group or the Group’s parent.

(b)	An entity is related to the Group if any of the following conditions applies:

(i)	The entity and the Group are members of the same group (which means that each parent, subsidiary and fellow subsidiary is related to the others).

(ii)	One entity is an associate or joint venture of the other entity (or an associate or joint venture of a member of a group of which the other entity is a member).

(iii)	Both entities are joint ventures of the same third party.

(iv)	One entity is a joint venture of a third entity and the other entity is an associate of the third entity.

(v)	The entity is a post-employment benefit plan for the benefit of employees of either the Group or an entity related to the Group.

(vi)	The entity is controlled or jointly controlled by a person identified in (a).

(vii)	A person identified in (a)(i) has significant influence over the entity or is a member of the key management personnel of the entity (or of a parent of the entity).

(viii)	The entity, or any member of a group of which it is a part, provides key management personnel services to the Group or to the Group’s parent.
Close members of the family of a person are those family members who may be expected to influence, or be influenced by, that person in their dealings with the entity.

New accounting standards developments
(ac) Changes in significant accounting policies
(i) New and amended standards adopted by the Group in 2020
The Group has initially adopted Definition of a Business (Amendments to IFRS 3) and early adopted Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28) from 1 January 2020. The details of accounting policies are set out in Note 3(a) and 3(b). A number of other new standards are also effective from 1 January 2020 but they do not have a material effect on the Group’s financial statements.
(ii) New and amended standards adopted by the Group in 2019
The Group initially applied IFRS 16 from January 1, 2019. A number of other new standards are also effective from January 1, 2019 but they do not have a material effect on the Group’s financial statements.

The Group applied IFRS 16 using the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. Accordingly, the comparative information presented for 2018 is not restated. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.
(a) Definition of a lease
Previously, the Group determined at contract inception whether an arrangement was or contained a lease under IFRIC 4. The Group now assesses whether a contract is or contains a lease based on the definition of a lease, as explained in Note 3(m).
On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases. The Group applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed for whether there is a lease under IFRS 16. Therefore, the definition of a lease under IFRS 16 was applied only to contracts entered into or changed on or after January 1, 2019.
(b) As a lessee
As a lessee, the Group leases many assets including land, building and equipment. The Group previously classified leases as operating or finance leases based on its assessment of whether the lease transferred significantly all of the risks and rewards incidental to ownership of the underlying asset to the Group. Under IFRS 16, the Group recognizes right-of-use
assets and lease liabilities for most of these leases.
At commencement or on modification of a contract that contains a lease component, the Group allocates the consideration in the contract to each lease component on the basis of its relative stand-alone price.
Previously, the Group classified property leases as operating leases under IAS 17. On transition, for these leases, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019.
Right-of-use
assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments: the Group applied this approach to all other leases.
The Group used a number of practical expedients when applying IFRS 16 to leases previously classified as operating leases under IAS 17. In particular, the Group:

•	did not recognize right-of-use assets and liabilities for leases for which the lease term ends within 12 months of the date of initial application;

•	applied a single discount rate to leases with similar characteristics when measuring lease liabilities;

•	excluded initial direct costs from the measurement of the right-of-use asset at the date of initial application;

•	used hindsight when determining the lease term;

•	relied on the previous assessment for onerous contract provisions as at December 31, 2018 as an alternative to performing an impairment review; and

•
no retrospective adjustment shall be made to the lease changes generated before the beginning of the year when the IFRS 16 is initially applied, and accounting treatment shall be carried out based on the IFRS 16 according to the final arrangement of the lease changes.

(c) Impact on transition
When measuring lease liabilities, the Group discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied by the Group is 4.275%.

The Group
The total future minimum lease payments of significant operating leases disclosed in the consolidated financial statements as at December 31, 2018	227,935
Present value discounted using the Group’s incremental borrowing rate at January 1, 2019	166,955
Lease liabilities under new leases standard at January 1, 2019	163,196

Difference between the present value and lease liabilities above Note	3,759

Note:	The difference principally represents the lease payments that will be matured within 12 months after January 1, 2019 or low-value.
(iii) New and amended standards adopted by the Group in 2018
The Group has initially adopted IFRS 15 and IFRS 9 from January 1, 2018. A number of other new standards are effective from January 1, 2018 but they do not have a material effect on the Group’s financial statements.
Due to the transition methods chosen by the Group in applying these standards, comparative information throughout these financial statements has not been restated to reflect the requirements of the new standards.

(a) IFRS 15 “Revenue from contracts with customers”
IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 “Revenue” (“IAS 18”), IAS 11 “Construction Contracts” (“IAS 11”) and related interpretations. Under IFRS 15, revenue is recognized when a customer obtains control of the goods or services. Determing the timing of the transfer of contract – at point time or over time – requires judgment.
The Group has adopted IFRS 15 using the cumulative effect method (without practical expedients), with the effect of initially applying this standard recognized at the date of initial application (i.e. January 1, 2018). Accordingly, the information presented for 2017 has not been restated – i.e. it is presented, as previously reported, under IAS 18, IAS 11 and related interpretations.
There was no material impact on the Group’s statement of comprehensive income and statement of cash flows for the year ended December 31, 2018.
(b) IFRS 9 “Financial Instruments”
IFRS 9 sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial
items. This standard replaces IAS 39 “Financial Instruments: Recognition and Measurement” (“IAS 39”).
Impacts of the new requirements on the Group’s financial statements are as follow:
Classification and measurement of financial assets and financial liabilities
The classification of financial assets under IFRS 9 is generally based on the business model in which a financial asset is managed and its contractual cash flow characteristics. IFRS 9 eliminates the previous IAS 39 categories of held to maturity, loans and receivables and available for sale. IFRS 9 largely retains the existing requirements in IAS 39 for the classification and measurement of financial liabilities.
As for the classification and measurement of financial instruments, financial assets used to be carried at amortized costs and those at FVTPL shall continue to maintain their existing classification and measurement methods after adopting IFRS 9. As for the non-trading
equity instrument investments used to be classified as
“Available-for-sale
financial assets”, the Group chooses to irrevocably designate them as carried at FVOCI (not to be carried forward into current profit or loss in the future).
Impairment of financial assets
IFRS 9 replaces the ‘incurred loss’ model in IAS 39 with an ‘expected credit loss’ model. The new impairment model applies to financial assets measured at amortized cost, debt investments at FVOCI and contract assets.
Subject to the new standards on financial instruments, the Group has made an assessment on the gap between the original carrying amount and the carrying amount at the date of adoption of the new standards. The adoption of the new standard exerts no material impact on the retained earnings and other comprehensive income as at January 1, 2018.

Transition
Changes in accounting policies resulting from the adoption of IFRS 9 have been applied retrospectively, except the Group has used an exemption not to restate comparative information for prior periods with respect to classification and measurement (including impairment) requirements. There is no differences in the carrying amounts of financial assets and financial liabilities resulting from the adoption of IFRS 9 are recognized in retained earnings and reserves as at January 1, 2018.